Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

Note 8 – Derivative Liabilities

Certain of the Company’s convertible notes and warrants contain features that create derivative liabilities. The pricing model the Company uses for determining fair value of its derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income. The derivative components of these notes are valued at issuance, at conversion, at restructure, and at each period end.

Derivative liability activity for the nine months ended September 30, 2021, are summarized in the table below:

December 31, 2020	$807,682
Settled upon conversion or exercise	(1,301,137)
Gain on revaluation	493,455
September 30, 2021	$-

Note 9 – Derivative Liabilities

Certain of the Company’s convertible notes and warrants contain features that create derivative liabilities. The pricing model the Company uses for determining fair value of its derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income. The derivative components of these notes are valued at issuance, at conversion, at restructure, and at each period end.

Derivative liability activity for the years ended December 31, 2019 and 2020 are summarized in the table below:

December 31, 2018	$-
Conversion features issued	1,472,320
Warrants issued	187,968
Settled upon conversion or exercise	(689,469)
Settled upon payment of note	(191,827)
Loss on revaluation	709,431
December 31, 2019	$1,488,423

Conversion features issued	1,273,463
Settled upon conversion or exercise	(1,296,416)
Settled upon payment of note	(148,949)
Gain on revaluation	(508,839)
December 31, 2020	$807,682